Note 13 - Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders Equity [Table Text Block]
	As of December 31,
	2011	2012
Issued and outstanding	14,969,150	15,038,483
Reserved for stock option plans	4,687,167	4,617,834
	19,656,317	19,656,317